Income Taxes, Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense (benefit)
Current federal income tax expense	$ 77	$ 17	$ 93
Current state income tax expense	13	1	8
Deferred federal income tax expense (benefit)	(366)	20	61
Deferred state income tax expense (benefit)	(3)	2	10
Total income tax expense (benefit)	$ (279)	$ 40	$ 172